Schedule of maturity profile of the group’s financial liabilities (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 175,599	$ 139,240
Non-interest bearing, other payables and accruals	849,451	159,232
Non-interest bearing, amount due to directors	3,610,711	2,190,149
Interest bearing, hire purchase liabilities	7,260	18,862
Interest bearing, lease liabilities	500,308	501,535
Non-interest bearing and interest bearing	$ 5,143,329	$ 3,009,018
Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	4.55%	4.55%
Lease liability [Member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	7.04%	7.04%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 175,599	$ 139,240
Non-interest bearing, other payables and accruals	849,451	159,232
Non-interest bearing, amount due to directors	3,610,711	2,190,149
Interest bearing, hire purchase liabilities	7,384	11,715
Interest bearing, lease liabilities	329,071	350,528
Non-interest bearing and interest bearing	4,972,216	2,850,864
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables
Non-interest bearing, other payables and accruals
Non-interest bearing, amount due to directors
Interest bearing, hire purchase liabilities		7,810
Interest bearing, lease liabilities	202,421	179,198
Non-interest bearing and interest bearing	202,421	187,008
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	175,599	139,240
Non-interest bearing, other payables and accruals	849,451	159,232
Non-interest bearing, amount due to directors	3,610,711	2,190,149
Interest bearing, hire purchase liabilities	7,384	19,525
Interest bearing, lease liabilities	531,492	529,726
Non-interest bearing and interest bearing	$ 5,174,637	$ 3,037,872